Fees Summary	Apr. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 370,000
Previously Paid Amount	0.00
Total Fee Amount	56.65
Total Offset Amount	0.00
Net Fee	56.65
Narrative - Max Aggregate Offering Price	$ 370,000
Final Prospectus	true